Putnam Tax-Free High Yield Fund
The fund's portfolio
4/30/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.77% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.9%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena' Nena' Henash), 4.00%, 10/1/44	A+/F	$8,750,000	$8,156,945

			8,156,945
Arizona (2.8%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	1,000,000	887,993
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B, 4.00%, 7/1/51	BBB-	2,000,000	1,647,126
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,502,941
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,500,000	1,506,305
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	710,432
5.00%, 7/1/35	BB	1,500,000	1,504,775
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,755,571
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.)
7.00%, 11/15/57	BBB+/P	1,650,000	1,752,131
6.875%, 11/15/52	BBB+/P	500,000	529,220
6.75%, 11/15/42	BBB+/P	1,000,000	1,073,657
6.25%, 11/15/35	BBB+/P	1,060,000	1,126,157
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,617,482
5.00%, 12/1/32	A3	1,500,000	1,578,419
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,335,000	1,324,677
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	492,049

			19,008,935
California (9.0%)
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 3.08%, 4/1/53 (Prerefunded 5/29/24)	VMIG 1	4,000,000	4,000,000
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	3,275,000	2,923,403
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,789,131	2,578,893
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A
5.00%, 11/15/51	B-/P	1,000,000	868,446
5.00%, 11/15/46	B-/P	500,000	448,300
5.00%, 11/15/36	B-/P	750,000	701,493
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	1,000,000	1,001,049
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	7,355,000	502,479
CA State Muni. Fin. Auth. 144A Rev. Bonds
(Westside Neighborhood School), 6.375%, 6/15/64	BB	1,100,000	1,133,149
(Westside Neighborhood School), 6.20%, 6/15/54	BB	600,000	618,433
(Catalyst Impact Fund 1, LLC), Class I, 6.00%, 1/1/39	BB/P	1,700,000	1,755,190
CA State Tobacco Securitization Agcy. Rev. Bonds
Ser. B-2, zero %, 6/1/55	BB/P	20,390,000	3,927,614
(Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	7,850,000	1,693,515
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	2,596,911
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	4,000,000	2,759,304
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	4,885,000	4,085,949
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,900,000	1,379,284
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	5,500,000	3,769,976
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	1,480,000	1,327,582
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	3,140,000	2,743,022
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-2, zero %, 6/1/66	BB+/P	12,440,000	1,263,194
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	2,500,000	2,241,378
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A1	2,000,000	2,240,201
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/51	B+/P	650,000	539,114
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03), 4.00%, 9/1/46	BB/P	1,350,000	1,174,806
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 3.15%, 5/1/58	VMIG 1	5,500,000	5,500,000
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,300,000	3,310,299
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB/P	14,660,000	2,838,585

			59,921,569
Colorado (5.0%)
Cmnwlth. of PR, Special Assmt. Bonds, (Metro. Dist. No. 1), 5.625%, 12/1/43	BB/P	825,000	836,898
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), zero %, 9/1/41	A1	1,000,000	462,574
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BBB-/F	250,000	246,381
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BBB-/F	1,000,000	1,012,835
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,009,686
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	1,700,000	1,371,993
(Christian Living Neighborhoods Oblig. Group), 4.00%, 1/1/42	BB/P	1,000,000	853,047
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/40	A-/F	2,000,000	1,780,628
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	490,455
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/38(T)	Aa3	3,175,000	3,641,932
Ser. D, 5.75%, 11/15/37(T)	Aa3	2,500,000	2,886,250
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	2,904,691
Prairie Ctr. Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.875%, 12/15/46	BBB-/P	2,100,000	2,205,000
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A1	2,000,000	2,415,499
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise)
5.25%, 12/1/50	B+/P	1,375,000	1,311,763
5.00%, 12/1/40	B+/P	625,000	601,805
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/51	BB-/P	2,000,000	1,480,133
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1
5.00%, 12/1/47	Ba1	1,745,000	1,666,940
5.00%, 12/1/37	Ba1	500,000	498,060
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	2,000,000	1,863,677
Village Metro. Dist. G.O. Bonds
5.00%, 12/1/49	BB/P	1,250,000	1,177,874
5.00%, 12/1/40	BB/P	1,000,000	969,304
Windler Pub. Impt. Auth. Rev. Bonds, Ser. A-1, 4.125%, 12/1/51	B+/P	1,000,000	706,615

			33,394,040
Connecticut (0.7%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,505,999
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	854,796
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,481,416

			4,842,211
Delaware (1.1%)
Bridgeville, 144A Special Tax Bonds, (Heritage Shores Special Dev. Dist.), 5.625%, 7/1/53	BB+/P	1,535,000	1,590,741
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A
5.00%, 6/1/46	BB	1,820,000	1,661,020
5.00%, 6/1/36	BB	700,000	692,478
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	1,998,000	1,896,769
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	1,496,000	1,456,197

			7,297,205
District of Columbia (2.5%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/34	A3	3,755,000	4,274,077
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	3,170,000	2,823,898
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,750,000	2,690,440
(KIPP DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,403,293
(KIPP DC), 4.00%, 7/1/49	BBB+	1,000,000	866,433
(KIPP DC), 4.00%, 7/1/44	BBB+	250,000	226,361
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	700,000	611,192
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Cap Apprec 2nd Sr Lien, Ser. B, zero %, 10/1/40	A-	995,000	448,846
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,935,000	1,742,322

			17,086,862
Florida (5.7%)
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	2,000,000	2,034,874
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	429,811
Cap. Trust Agcy. Edl. Fac. Rev. Bonds, (Liza Jackson Preparatory School, Inc.)
5.00%, 8/1/55	Baa3	1,000,000	907,421
5.00%, 8/1/40	Baa3	300,000	293,152
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., 4.00%, 7/1/51	BB/P	2,250,000	1,836,835
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BB	2,000,000	1,376,082
Hobe-St. Lucie Conservancy Dist. Special Assmt. Bonds, (Unit of Dev. No. 1A), 5.875%, 5/1/55	BB-/P	1,000,000	1,012,967
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	1,750,000	1,583,782
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	740,000	746,809
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	500,000	409,447
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B-/P	1,250,000	1,274,825
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,194,942
Middleton, Cmnty. Dev. Dist. 144A Special Assmt. Bonds, (Dist. A), 6.20%, 5/1/53	B+/P	1,345,000	1,397,339
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 4.00%, 10/1/52	A+	7,735,000	7,152,032
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	1,045,000	911,549
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	502,139
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	2,770,000	2,769,811
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BB+/F	1,285,000	1,290,953
5.00%, 1/1/30	BB+/F	750,000	754,405
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The)), 4.00%, 6/15/51	Ba1	830,000	634,449
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/50	BB+/F	750,000	539,277
4.00%, 12/15/41	BB+/F	750,000	600,778
4.00%, 12/15/36	BB+/F	400,000	351,224
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/53	A1	2,600,000	565,022
zero %, 9/1/45	A1	2,000,000	686,360
zero %, 9/1/41	A1	1,000,000	433,013
zero %, 9/1/40	A1	850,000	389,309
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds, 4.85%, 5/1/38	BB/P	1,000,000	1,016,567
Village, Special Assmt., (Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/52	BB-/P	1,470,000	1,149,121
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.50%, 5/1/51	BB-/P	3,850,000	3,171,804

			38,416,099
Georgia (2.5%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/38	Baa2	1,205,000	1,186,052
5.00%, 7/15/38 (Prerefunded 7/15/25)	AAA/P	45,000	45,764
5.00%, 7/15/30	Baa2	1,175,000	1,180,795
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	25,000	25,425
DeKalb Cnty., Dev. Auth. (GLOBE Academy, Inc. (The)), Ser. A
5.00%, 6/1/63	Baa2	800,000	753,972
5.00%, 6/1/55	Baa2	400,000	386,377
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.), 5.00%, 1/1/54	BB-/P	3,970,000	3,541,797
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (12/1/31), Ser. B, 5.00%, 3/1/32	Aa1	3,600,000	3,799,529
Muni. Elec. Auth. of GA Rev. Bonds, Ser. A, 5.00%, 1/1/35	A2	5,500,000	5,531,325

			16,451,036
Illinois (9.6%)
Chicago, G.O. Bonds
Ser. A, 5.00%, 1/1/44	BBB+	2,000,000	2,039,456
Ser. A, 5.00%, 1/1/31	BBB+	1,400,000	1,495,954
Ser. A, 5.00%, 1/1/30	BBB+	2,600,000	2,779,787
Ser. B, 4.00%, 1/1/38	BBB+	7,553,000	7,378,974
Ser. A, 4.00%, 1/1/36	BBB+	3,150,000	3,153,416
Chicago, Special Assmt.
3.45%, 12/1/32	BBB/P	275,000	250,740
3.29%, 12/1/30	BBB/P	325,000	298,041
3.20%, 12/1/29	BBB/P	300,000	276,140
2.87%, 12/1/27	BBB/P	228,000	213,487
Chicago, Board of Ed. G.O. Bonds, Ser. H, 5.00%, 12/1/36	BB+	4,600,000	4,654,059
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB+	1,500,000	1,615,527
Chicago, Midway Intl. Arpt. Rev. Bonds
Ser. A, BAM, 5.75%, 1/1/48	AA	2,000,000	2,197,091
Ser. C, 5.00%, 1/1/39	A	1,750,000	1,857,554
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.50%, 1/1/55	A+	3,925,000	4,152,684
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	670,000	668,016
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/40	A3	5,000,000	5,403,534
Ser. A, 5.25%, 12/1/30	A3	5,000,000	5,265,978
Ser. A, 5.00%, 10/1/33	A3	1,025,000	1,078,762
Ser. A, 5.00%, 12/1/31	A3	7,200,000	7,520,314
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50 (Prerefunded 5/15/25)	AAA/P	850,000	862,201
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/34	BBB+	650,000	663,583
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A-	200,000	205,168
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	5,500,000	5,206,238
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/40	Aa3	2,000,000	2,021,828
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/34	AA	650,000	678,578
5.00%, 4/1/29	AA	400,000	419,000
4.00%, 4/1/41	AA	625,000	587,405
4.00%, 4/1/38	AA	600,000	586,835

			63,530,350
Indiana (0.2%)
IN State Fin. Auth. Student Hsg. Rev. Bonds, (CHF - Tippecanoe, LLC), 5.125%, 6/1/58	BBB-	1,150,000	1,160,972

			1,160,972
Iowa (0.2%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc.), Ser. B, 7.50%, 5/15/53	BBB/F	1,400,000	1,526,915

			1,526,915
Kansas (0.1%)
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	1,000,000	917,642

			917,642
Kentucky (0.3%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	1,720,567
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	375,000	378,180

			2,098,747
Louisiana (0.1%)
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	722,468

			722,468
Maine (0.1%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B1	1,000,000	1,002,613

			1,002,613
Maryland (1.6%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	999,000	1,010,887
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	490,905
MD Econ. Dev. Corp. Rev. Bonds, (Morgan View & Thurgood Marshall Student Hsg.), Ser. A, 6.00%, 7/1/58	BBB-	5,025,000	5,476,665
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington), 4.00%, 9/1/50	B+/P	1,250,000	990,936
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	1,990,140
5.125%, 7/1/39	B/P	300,000	299,393
Westminster, Rev. Bonds, (Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	BB+/P	750,000	750,573

			11,009,499
Massachusetts (1.2%)
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/49	BB-/P	2,290,000	2,198,146
MA State Dev. Fin. Agcy. Rev. Bonds, (Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	B	1,000,000	975,843
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 3.65%, 10/1/42	VMIG 1	3,500,000	3,500,000
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	2,035,000	20,350
MA State Hlth. & Edl. Fac. Auth. VRDN (MA Inst. of Tech.), 3.57%, 7/1/31	VMIG 1	500,000	500,000
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 3.60%, 8/1/37	VMIG 1	950,000	950,000

			8,144,339
Michigan (2.5%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Baa2	350,000	357,516
5.00%, 4/1/36	Baa2	1,400,000	1,437,032
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	4,575,000	3,483,590
Ser. A, 4.00%, 4/1/40	Baa2	1,120,000	1,028,026
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	500,000	477,891
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.25%, 2/1/32	BBB-	1,000,000	1,008,331
5.00%, 2/1/47	BBB-	4,100,000	3,662,569
5.00%, 2/1/37	BBB-	1,080,000	1,063,709
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	2,000,000	1,573,099
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	2,500,000	1,515,724
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group)
5.00%, 11/15/43	BBB-/F	500,000	457,414
5.00%, 11/15/34	BBB-/F	1,000,000	995,125

			17,060,026
Minnesota (1.8%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	364,355
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34 (Prerefunded 3/1/27)	Baa1	725,000	740,652
4.00%, 3/1/28 (Prerefunded 3/1/27)	Baa1	760,000	772,339
4.00%, 3/1/27 (Escrowed to maturity)	Baa1	730,000	741,852
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	610,532
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	864,420
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	1,500,000	1,491,736
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs.), Ser. C, 3.85%, 11/15/48	VMIG 1	1,500,000	1,500,000
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,000,000	886,535
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. A, 3.64%, 11/15/38	A-1+	1,315,000	1,315,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Preparatory Academy), 5.00%, 9/1/55	BB+	2,750,000	2,492,360

			11,779,781
Missouri (2.2%)
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/43	BBB-	3,965,000	3,121,925
4.00%, 5/1/38	BBB-	930,000	788,498
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BBB-	3,500,000	2,685,294
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.125%, 5/1/35	B+/P	500,000	424,000
3.00%, 5/1/30	B+/P	725,000	664,483
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,226,704
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village)
5.25%, 9/1/53	BB+/F	4,250,000	4,036,601
5.00%, 9/1/48	BB+/F	1,750,000	1,631,052

			14,578,557
Montana (0.2%)
MT State Fac. Fin. Auth. Rev. Bonds, (Billings Clinic Oblig. Group), Ser. A, 5.00%, 8/15/33	A	1,100,000	1,214,102

			1,214,102
Nevada (0.5%)
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	870,000	870,205
(Special Impt. Dist. No. 816), 3.125%, 6/1/51	BB-/P	1,425,000	901,262
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	665,000	666,446
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	655,000	624,174

			3,062,087
New Hampshire (1.0%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	3,495,000	2,916,735
4.25%, 8/15/46	BBB/P	1,650,000	1,377,495
4.125%, 8/15/40	BBB/P	1,475,000	1,283,015
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	620,808
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42 (In default)(NON)	D/P	201,936	48,465
6.125%, 7/1/37 (In default)(NON)	D/P	807,744	193,859

			6,440,377
New Jersey (2.0%)
Camden Cnty., Impt. Auth. School Rev. Bonds, (KIPP Cooper Norcross), 6.00%, 6/15/62	BBB	3,000,000	3,163,228
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB+	655,000	655,538
(Paterson Charter School for Science & Tech.), Ser. A, 6.00%, 7/1/32	BB+	275,000	275,290
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	2,000,000	2,020,541
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB+	2,250,000	2,249,880
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	500,199
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,031,114
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,028,747
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 5.00%, 6/15/37	Baa2	1,000,000	999,972
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	1,008,875
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. BB, 5.00%, 6/15/34	A2	575,000	643,143

			13,576,527
New Mexico (0.2%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	1,065,336

			1,065,336
New York (7.4%)
Build NY City Resource Corp. Rev. Bonds, (New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB-/P	500,000	384,467
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	540,000	504,345
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,500,000	2,268,179
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.125%, 9/15/50	Aaa	425,000	320,330
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	6,025,000	4,391,637
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	3,200,000	2,555,228
2.875%, 11/15/46	A+	2,650,000	1,915,344
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	2,250,000	1,639,234
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,252,618
NY State Trans. Dev. Corp. Special Fac. Rev. Bonds, (Delta Air Lines, Inc.), 4.00%, 1/1/36	Baa3	4,405,000	4,368,319
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK New Terminal One, LLC), 6.00%, 6/30/54	Baa3	4,400,000	4,824,610
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	2,200,000	2,392,283
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,066,352
(American Airlines, Inc.), 3.00%, 8/1/31	BB-/F	1,150,000	1,078,732
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54(T)	AA+	7,300,000	7,770,849
NY State Urban Dev. Corp. Rev. Bonds, (Bidding Group 4), Ser. A, 3.00%, 3/15/50	AA+	1,000,000	733,236
Oneida Indian Nation 144A (Oneida Indian Nation of NY), Ser. A, 8.00%, 9/1/40	BBB-/F	1,000,000	950,302
Philipstown, G.O. Bonds, Ser. B, 4.75%, 7/5/24	A/P	1,125,000	1,125,389
Port Auth. of NY & NJ Rev. Bonds, Ser. 218, 5.00%, 11/1/49(T)	Aa3	4,485,000	4,546,915
Suffolk, Regl. Off-Track Betting Corp. Rev. Bonds, 6.00%, 12/1/53	BB-/P	2,730,000	2,759,255
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. A-2, 4.00%, 6/1/50	BBB+	1,700,000	1,527,293

			49,374,917
North Carolina (1.6%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
4.00%, 3/1/42	BB/P	2,500,000	2,047,445
4.00%, 3/1/31	BB/P	825,000	780,914
4.00%, 3/1/30	BB/P	790,000	755,047
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes Oblig. Group), 4.00%, 10/1/50	BBB+/F	1,350,000	1,160,291
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/50	BB/P	1,500,000	1,298,821
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/49	BBB/F	2,970,000	2,812,765
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,593,818

			10,449,101
Ohio (4.1%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	9,650,000	8,748,898
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	4,870,000	3,564,544
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	1,803,028
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/43	BB+	500,000	505,615
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,078,776
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/52	BBB-/F	785,000	711,932
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,380,000	1,242,978
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Capital U.), 6.00%, 9/1/52	BBB-	1,475,000	1,437,142
(Cleveland Inst. of Music (The)), 5.375%, 12/1/52	BBB-	3,300,000	3,230,268
5.25%, 12/1/48	BB	750,000	679,917
(Cleveland Inst. of Music (The)), 5.125%, 12/1/42	BBB-	3,490,000	3,478,693
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	235,000	216,930
Washington Cnty, Hosp. Rev. Bonds, (Marietta Area Hlth. Care, Inc.), 6.75%, 12/1/52	B+/P	750,000	807,422

			27,506,143
Oregon (2.4%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.375%, 11/15/55	BB/P	1,000,000	921,203
Port of Portland, Arpt. Rev. Bonds, Ser. 27-A, 4.00%, 7/1/50	AA-	15,710,000	14,280,500
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	700,000	739,732
5.00%, 11/1/32	A3	360,000	388,673

			16,330,108
Other (0.7%)
Federal Home Loan Mortgage Corporation Structured Pass-through certificates, Ser. ML-21, 4.618%, 8/25/41	AA+	5,000,000	4,867,142

			4,867,142
Pennsylvania (4.3%)
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	1,200,000	1,171,111
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	606,416
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	2,200,000	2,057,733
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	1,000,000	883,457
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	3,000,000	2,563,302
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	4,006,359
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities), 4.00%, 12/1/44	A/F	1,150,000	989,578
Lehigh Cnty., Indl. Dev. Auth. Charter School Rev. Bonds, (Seven Generations Charter School), 4.00%, 5/1/51	BB	2,385,000	1,738,536
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), 6.00%, 6/30/61	Baa2	2,500,000	2,746,911
(U. of Pittsburgh Med. Ctr.), Ser. A-2, 5.00%, 5/15/39	A2	800,000	863,163
(U. of Pittsburgh Med. Ctr.), Ser. A-2, 5.00%, 5/15/38	A2	800,000	866,832
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/1/24), (Waste Mgmt., Inc.), Ser. A, 0.58%, 8/1/37	A-	3,300,000	3,268,958
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	990,702
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	1,000,000	946,959
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts)
5.00%, 3/15/45	B+/F	1,225,000	1,014,178
5.00%, 3/15/45 (Prerefunded 3/15/28)	AAA/P	75,000	80,130
Philadelphia, Auth. for Indl. Dev. VRDN Ser. B-2, 3.78%, 10/1/30	VMIG 1	1,340,000	1,340,000
Philadelphia, Auth. For Indl. Dev. Multi-Fam. 144A (University Sq. Apt.), 5.25%, 12/1/47	BBB-/P	2,000,000	1,859,497
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB-	1,165,000	912,797

			28,906,619
Puerto Rico (3.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	5,700,000	5,303,263
4.00%, 7/1/37	BB/P	5,500,000	5,271,044
4.00%, 7/1/33	BB/P	2,000,000	1,971,237
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-2, 4.784%, 7/1/58	B/P	240,000	235,390
Ser. A-1, 4.75%, 7/1/53	BBB-/P	9,430,000	9,226,840
Ser. A-1, 4.55%, 7/1/40	B/P	59,000	59,085
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	16,072
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	116,451
Ser. A-2, 4.329%, 7/1/40	B/P	600,000	587,599
Ser. A-1, zero %, 7/1/51	B/P	1,236,000	283,407
Ser. A-1, zero %, 7/1/46	B/P	1,518,000	476,007
Ser. A-1, zero %, 7/1/33	B/P	159,000	109,912
Ser. A-1, zero %, 7/1/31	B/P	141,000	106,416
Ser. A-1, zero %, 7/1/29	B/P	109,000	89,426
Ser. A-1, zero %, 7/1/27	B/P	112,000	99,270
Ser. A-1, zero %, 7/1/24	B/P	26,000	25,836
PR, Elec. Pwr. Auth. Rev. Bonds, Ser. TT, 5.00%, 7/1/37 (In default)(NON)	D/P	7,500,000	1,987,500

			25,964,755
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,006,184

			3,006,184
South Carolina (0.9%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.25%, 11/1/40	BB-/P	1,000,000	858,372
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	2,031,860
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,530,000	1,017,071
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/36	BB/P	1,000,000	846,722
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Woodlands at Furman), Ser. A
5.00%, 11/15/54	BB/P	1,000,000	875,817
5.00%, 11/15/42	BB/P	585,000	554,512

			6,184,354
South Dakota (0.2%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	2,060,000	1,650,220

			1,650,220
Tennessee (1.3%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/48	BBB-/F	1,800,000	1,702,778
(Trevecca Nazarene U.), 5.00%, 10/1/39	BBB-/F	800,000	797,557
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB-/F	400,000	407,652
(Trevecca Nazarene U.), 5.00%, 10/1/29	BBB-/F	600,000	608,403
(Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	3,000,000	2,097,347
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/41	A1	875,000	961,229
5.50%, 7/1/38	A1	875,000	975,036
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,263,059

			8,813,061
Texas (5.8%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Wayside Schools), Ser. A
4.00%, 8/15/46	BB	850,000	673,423
4.00%, 8/15/36	BB	335,000	303,069
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Magellan School (The)), 6.375%, 6/1/62	Ba3	2,400,000	2,470,736
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	6,000,000	6,099,698
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/51	A-	6,195,000	5,251,106
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/47	A-	1,175,000	1,026,973
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	926,316
Houston, Arpt. Syst. Rev. Bonds, (United Airlines, Inc.), 4.00%, 7/1/41	BB-/F	3,750,000	3,522,989
Houston, Higher Ed. Fin. Corp. Rev. Bonds, (Houston Baptist U.), 4.00%, 10/1/51	BBB-	2,100,000	1,619,186
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	3,000,000	3,023,780
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	201,605
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	580,423
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	443,610
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	723,689
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,450,000	1,205,221
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,491,632
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,620,029
TX State Tech. College Syst. Fin. Syst. Rev. Bonds, Ser. A, AGM, 6.00%, 8/1/54	AA	4,000,000	4,493,514
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa2	1,500,000	738,783
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	605,000	454,210
3.00%, 9/1/39	Baa2	550,000	420,845
3.00%, 9/1/38	Baa2	750,000	584,929
3.00%, 9/1/37	Baa2	650,000	524,844
3.00%, 9/1/36	Baa2	650,000	540,790

			38,941,400
Utah (1.0%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.00%, 10/15/32	BBB-/F	1,000,000	1,039,400
4.00%, 10/15/42	BBB-/F	1,500,000	1,278,191
4.00%, 10/15/36	BBB-/F	1,000,000	937,194
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	2,000,000	1,889,495
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,331,494

			6,475,774
Virginia (1.0%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	503,377
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	350,000	358,279
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	1,085,000	1,016,757
James City Cnty., Econ. Dev. Auth. Rev. Bonds, (Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	2,250,000	1,734,595
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.), Ser. A, 6.875%, 12/1/58	BB+/P	1,000,000	1,084,390
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	785,000	785,098
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,472,848

			6,955,344
Washington (3.8%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/53	BB+	5,000,000	5,070,472
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	990,000	1,007,208
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
5.50%, 12/1/54	Baa3	2,000,000	2,099,773
(Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa3	2,000,000	1,985,611
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	517,526
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,597,089	3,272,636
Ser. 1, Class A, 3.375%, 4/20/37	BBB	5,183,118	4,557,615
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	2,500,000	2,010,306
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds
(Seattle Academy of Arts & Sciences), 6.125%, 7/1/53	BBB	2,500,000	2,707,964
(Spokane Intl. Academy), Ser. A, 5.00%, 7/1/50	Ba2	500,000	459,019
(Spokane Intl. Academy), Ser. A, 4.00%, 7/1/40	Ba2	2,235,000	1,915,478

			25,603,608
West Virginia (0.2%)
Monongalia Cnty., Bldg. Comm. 144A Tax Alloc. Bonds, (Dev. Dist. No. 4)
6.00%, 6/1/53	BB/P	1,000,000	1,049,581
5.75%, 6/1/43	BB/P	500,000	523,868

			1,573,449
Wisconsin (7.6%)
Pub. Fin. Auth. Rev. Bonds, (Northwest Nazarene U.), 5.00%, 10/1/43	Baa3	3,425,000	3,292,345
Pub. Fin. Auth. Tax Alloc. Bonds, (Southeast Overtown Pk. West. Cmnty. Redev. Agcy.), 5.00%, 6/1/41	B+/P	1,375,000	1,370,220
Pub. Fin. Auth. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	2,145,000	1,719,940
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	3,800,000	3,141,453
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50	BB	1,705,000	1,680,558
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50 (Prerefunded 4/1/30)	AAA/P	95,000	104,778
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	3,500,000	2,530,805
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy)
5.00%, 6/15/54	BB+/P	455,000	409,375
5.00%, 6/15/49	BB+/P	1,040,000	953,714
5.00%, 6/15/39	BB+/P	410,000	398,121
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	915,259
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	684,474
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB-/P	2,375,000	2,377,964
Pub. Fin. Auth. Multi-Fam. Hsg. 144A (Promenade Apt.), 6.25%, 2/1/39	BB-/P	1,700,000	1,732,120
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	3,000,000	3,223,470
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	1,500,000	1,346,060
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(NC A&T Real Estate Foundation, LLC), Ser. B, 5.00%, 6/1/44	BBB-	1,900,000	1,831,700
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/59	AA	1,350,000	1,156,077
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/55	AA	1,000,000	865,957
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds
(CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/63	BBB-	2,000,000	2,090,724
(UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	1,400,000	1,090,740
WI Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Queens U. of Charlotte), Ser. A, 5.25%, 3/1/42	BBB	3,000,000	3,067,017
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	4,000,000	3,828,268
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB-/P	2,000,000	2,021,677
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(WI Masonic Home), 5.75%, 8/15/59	BBB-/F	1,500,000	1,510,271
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	1,350,000	780,988
(St. John's Communities, Inc.), 4.00%, 9/15/36	BBB/F	790,000	718,419
(St. John's Communities, Inc.), 4.00%, 9/15/31	BBB/F	970,000	922,843
(St. John's Communities, Inc.), 4.00%, 9/15/30	BBB/F	935,000	895,810
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49 (Prerefunded 11/15/24)	BB-/P	1,000,000	1,008,632
5.50%, 11/15/34 (Prerefunded 11/15/24)	BB-/P	1,685,000	1,695,397
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,388,298

			50,753,474

Total municipal bonds and notes (cost $703,669,662)			$676,820,893

SHORT-TERM INVESTMENTS (0.4%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.48%(AFF)	Shares	1,588,271	$1,588,271
U.S. Treasury Bills 5.391%, 5/23/24(SEG)		$100,000	99,677
U.S. Treasury Bills 5.377%, 6/25/24(SEG)		400,000	396,775
U.S. Treasury Bills 5.378%, 7/23/24(SEG)		600,000	592,731

Total short-term investments (cost $2,677,533)			$2,677,454
TOTAL INVESTMENTS

Total investments (cost $706,347,195)			$679,498,347

FUTURES CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	119	$14,227,938	$14,227,938	Jun-24	$600,047

Unrealized appreciation					600,047

Unrealized (depreciation)					—

Total					$600,047

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $670,963,098.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$22,129,785	$129,367,956	$149,909,470	$529,114	$1,588,271

	Total Short-term investments	$22,129,785	$129,367,956	$149,909,470	$529,114	$1,588,271
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $967,575.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.77%, 5.43%, 5.59%, 5.34%, 5.33%, and 5.31%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	26.0%
	Healthcare	17.0
	Transportation	10.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $20,588,268 were held by the TOB trust and served as collateral for $14,178,239 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $526,073 for these investments based on an average interest rate of 3.57%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$676,820,893	$—
Short-term investments	—	2,677,454	—

Totals by level	$—	$679,498,347	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$600,047	$—	$—

Totals by level	$600,047	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	80
The accompanying notes are an integral part of these financial statements.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com